Condensed Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Details
Interest Income	$ 61,655,769	$ 54,159,741	$ 179,429,799	$ 162,769,606
Interest Expense	5,944,752	5,177,617	17,031,188	15,729,069
NET INTEREST INCOME	55,711,017	48,982,124	162,398,611	147,040,537
Provision for loan losses	9,720,108	10,814,520	23,853,439	41,516,788
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	45,990,909	38,167,604	138,545,172	105,523,749
NET INSURANCE INCOME
Premiums and Commissions	13,700,612	11,938,124	39,236,865	37,101,468
Insurance Claims and Expenses	4,070,160	3,860,750	12,189,831	11,346,453
Total Net Insurance Income	9,630,452	8,077,374	27,047,034	25,755,015
OTHER REVENUE	1,693,871	1,370,467	4,457,156	3,474,611
OTHER OPERATING EXPENSES:
Personnel Expense	28,876,677	25,797,192	86,266,090	73,673,815
Occupancy Expense	4,382,379	4,444,692	13,086,943	13,266,163
Other Expense	12,770,720	11,975,315	35,670,630	34,012,355
Operating Expenses, Total	46,029,776	42,217,199	135,023,663	120,952,333
INCOME BEFORE INCOME TAXES	11,285,456	5,398,246	35,025,699	13,801,042
Provision for Income Taxes	1,060,890	812,734	2,901,579	2,460,583
Net Income (Loss)	$ 10,224,566	$ 4,585,512	$ 32,124,120	$ 11,340,459
BASIC AND DILUTED EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 60.14	$ 26.97	$ 188.97	$ 66.71